INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Cash flows from operating activities:
Net income	$ 8,904	$ 6,152
Reconciliation of net income to net cash provided by operating activities:
Depreciation and amortization	4,328	4,408
Amortization of premium and accrued interest on marketable securities	(184)	23
Stock-based compensation	568	559
Net changes in operating assets and liabilities:
Trade receivables	1,975	(1,790)
Deferred tax assets, net	1,808	85
Other operating assets	395	299
Trade payables	1,294	(1,994)
Other operating liabilities	1,869	3,053
Deferred revenues and customer advances	1,502	1,001
Accrued severance pay, net	(304)	152
Net cash provided by operating activities	22,155	11,948
Cash flows from investing activities:
Purchase of property and equipment	(1,209)	(1,224)
Investment in marketable securities	(6,524)	(34,786)
Proceeds from sale of marketable securities	1,015	0
Acquisition of IBEXI (a)	(1,736)	0
Capitalized software development costs	(2,865)	(3,087)
Restricted cash	(1,712)	541
Net cash used in investing activities	(13,031)	(38,556)
Cash flows from financing activities:
Proceeds from employee stock options exercised	501	1,305
Dividend distribution	(6,486)	0
Net cash provided by (used in) financing activities	(5,985)	1,305
Effect of exchange rate changes on cash	514	364
Increase (decrease) in cash and cash equivalents	3,653	(24,939)
Cash and cash equivalents at beginning of period	47,400	70,313
Cash and cash equivalents at end of period	51,053	45,374
Fair value of assets acquired and liabilities assumed at the date of acquisition:
Working capital, net (excluding cash and cash equivalents)	(1,221)	0
Other long term assets	(183)	0
Other long term liabilities	1,424	0
Goodwill and other intangible assets	(3,902)	0
Second and contingent payments	2,146	0
Fair Value Of Net Assets Acquired	(1,736)	0
Dividend distributed not yet paid	$ 700	$ 0